UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-06707

			   Narragansett Insured Tax-Free Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

JUNE 30, 2004

                          A TAX-FREE INCOME INVESTMENT

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of sailboat on top of waves and three seagulls flying above it.]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of Narragansett Insured Tax-Free Income Fund: rectangle with profile view of sailboat on top of waves and three seagulls flying above it.]

              SERVING RHODE ISLAND INVESTORS FOR MORE THAN A DECADE

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

      Narragansett Insured Tax-Free Income Fund (the "Fund") seeks to provide the highest level of double tax free income possible for Rhode Island residents while staying within the self-imposed quality restraints. The Fund strives to accomplish this by purchasing in-state municipal securities rated AAA by nationally renowned credit rating services. As an extra measure of credit protection to shareholders, all securities owned by the Fund are insured to provide for the timely payment of principal and interest when due. A maximum average maturity profile of under 15 years has been, and we expect will continue to be, maintained for the Fund's portfolio as we strive to produce a reasonable level of income return with relatively high stability for the Fund's share price. At the June 30, 2004 fiscal year end, the portfolio had an average maturity of 11.2 years.

      The stock market has been sluggish as the summer months approach. Fears about terrorism, oil prices, higher interest rates and inflation seem to have prevented any durable advance in equity prices since the start of the year. Corporate earnings have been strong, and equities remain attractive fundamentally despite these fears. Presently, it is difficult to identify a catalyst for continued growth in consumer spending, which is the key to earnings growth and a sustainable rally. This is the first year in the last four that consumers will not benefit from a tax cut, and at the same time, the mortgage refinancing boom appears to be over and energy prices are higher. Additionally, borrowers with low adjustable rate mortgages may be forced to refinance at higher rates, which would effectively decrease their discretionary income. In our view, strong employment growth will be needed to offset the decrease in liquidity stemming from these various factors.

      Following good job growth figures in April and May, June employment figures showed only 112,000 job gains versus a consensus estimate of 250,000 with downward revisions to April and May. Despite the recent setback, revisions to second half Gross Domestic Product ("GDP") growth have been lowered to a still respectable 3% - 4%. Job growth seems to be the key figure that the markets will be focusing on to ensure that the recovery can be sustained.

     With the first Federal Reserve (the "Fed") interest rate hike in several years on June 30, 2004, it appears that the Fed is shifting its stance in the face of a stronger economy and higher inflation. Given the current negative real Federal Funds rate ("Fed Funds"), monetary policy is far from neutral based on historical averages and we would expect further tightening in 2005. Fed Funds has typically averaged 2% above the core Consumer Price Index over the past forty years while the real rate on the 10-year Treasury has been approximately 3%. Inflation could very well drop from its current pace as pressures from energy and housing ease. Since the market has anticipated a tightening of interest rates of between 0.75% to 1.00% before the end of the year, there may be some flattening of the yield curve as the Fed implements its policy at a "measured" pace. An eventual Fed Funds rate of 3% could well be possible. As the market seems to be clearly ahead of the Fed in interest rates, we believe an opportunity exists for investors to buy bonds. If inflation and GDP growth subside from current levels in 2005, fixed income purchases could prove to have been a worthwhile strategy.

      Given the current Federal income tax rates and the Rhode Island income tax rate, Narragansett Insured Tax-Free Income Fund presently produces an attractive yield for Rhode Island residents. As of June 30, 2004, the Fund's SEC yield for Class A Shares was 3.43%.

      Management believes that having available to the Fund a locally-based investment portfolio manager, with extensive knowledge and experience in the Rhode Island municipal market continues to add considerable value to the portfolio and provides a distinct benefit to Fund shareholders.

      The Fund's investment Sub-Adviser intends to continue to oversee the portfolio with a strong emphasis on achieving a balance between share price stability, acceptable double tax-free income return, and the highest standards of credit quality.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Narragansett Insured Tax-Free Income Fund for the 10-year period ended June 30, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

   [THE FOLLOWING TABLE WAS DEPICTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

         Cost of Living       Trust's Class A Shares    Trust's Class A Shares     Lehman Brothers
             Index              With Sales Charge        Without Sales Charge    Quality Intermediate
                                                                                 Municipal Bond Index
6/94        $10,000                  $10,000                  $ 9,600                    $10,000
6/95        $10,304                  $11,122                  $10,680                    $10,799
6/96        $10,588                  $11,620                  $11,159                    $11,399
6/97        $10,831                  $12,681                  $12,178                    $12,178
6/98        $11,014                  $13,666                  $13,123                    $13,025
6/99        $11,230                  $13,850                  $13,300                    $13,419
6/00        $11,649                  $14,204                  $13,640                    $13,960
6/01        $12,027                  $15,588                  $14,970                    $15,194
6/02        $12,155                  $16,517                  $15,862                    $16,250
6/03        $12,412                  $18,025                  $17,310                    $17,521
6/04        $12,818                  $17,925                  $17,213                    $17,581

                                       AVERAGE ANNUAL TOTAL RETURN
                                     FOR PERIODS ENDED JUNE 30, 2004
                              --------------------------------------------
                                                                   SINCE
                              1 YEAR      5 YEARS    10 YEARS    INCEPTION
                              ------      -------    --------    ---------
Class A (9/10/92)
   With Sales Charge.......     (4.14)%    4.37%       5.58%       5.38%
   Without Sales Charge....     (0.10)     5.21        6.01        5.75

Class C (5/1/96)
   With CDSC...............     (2.04)     4.30         n/a        4.47
   Without CDSC............     (1.04)     4.30         n/a        4.47

Class Y (5/1/96)
   No Sales Charge.........      0.03      5.36         n/a        5.66

Class I (11/4/98)
   No Sales Charge.........     (0.12)     5.20         n/a        4.44

Lehman Index...............      0.34      5.55        5.80        5.65*  (Class A)

                                                        n/a        5.48** (Class C&Y)
                                                        n/a        4.88+  (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y and Class I shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

*     From commencement of operations on September 10, 1992.

**    From commencement of operations on May 1, 1996.

+     From commencement of operations on November 4, 1998.

KPMG

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Narragansett Insured Tax-Free Income Fund:

      We have audited the accompanying statement of assets and liabilities of Narragansett Insured Tax-Free Income Fund, including the schedule of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Narragansett Insured Tax-Free Income Fund as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
August 18, 2004

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004

                                                                          RATING
    FACE                                                               MOODY'S, S&P
   AMOUNT     GENERAL OBLIGATION BONDS (45.2%)                           OR FITCH            VALUE
-----------   ----------------------------------------------------     ------------      ------------
              Coventry, Rhode Island
$   550,000      5.000%, 11/01/16 AMBAC Insured...................      Aaa+/AAA+++      $    580,437
    550,000      5.000%, 11/01/17 AMBAC Insured...................      Aaa+/AAA+++           573,722
              Cranston, Rhode Island
    300,000      5.500%, 06/15/07 MBIA Insured....................      Aaa+/AAA++            316,944
  1,000,000      3.125%, 02/15/11 FSA Insured.....................      Aaa+/AAA++            964,830
    500,000      5.450%, 11/15/11 FGIC Insured....................      Aaa+/AAA++            550,875
              Cumberland, Rhode Island
    250,000      3.750%, 02/01/13 FGIC Insured....................      Aaa+/AAA++            246,747
    250,000      4.000%, 02/01/14 FGIC Insured....................      Aaa+/AAA++            248,617
    250,000      4.000%, 02/01/15 FGIC Insured....................      Aaa+/AAA++            245,552
    500,000      5.000%, 08/01/15 MBIA Insured....................      Aaa+/AAA++            520,950
    250,000      4.000%, 02/01/16 FGIC Insured....................      Aaa+/AAA++            242,082
    250,000      4.100%, 02/01/17 FGIC Insured....................      Aaa+/AAA++            241,955
    250,000      4.150%, 02/01/18 FGIC Insured....................      Aaa+/AAA++            240,195
  1,255,000      5.000%, 10/01/18 MBIA Insured....................      Aaa+/AAA++          1,303,518
  1,040,000      5.200%, 10/01/21 MBIA Insured....................      Aaa+/AAA++          1,087,081
              East Providence, Rhode Island
    500,000      5.400%, 05/15/07 MBIA Insured....................      Aaa+/AAA++            524,920
              Lincoln, Rhode Island
    400,000      5.100%, 01/15/06 MBIA Insured....................      Aaa+/AAA++            408,816
    250,000      5.750%, 08/01/15 FGIC Insured....................      Aaa+/AAA+++           266,010
              New Shoreham, Rhode Island
    245,000      4.000%, 11/15/15 AMBAC Insured...................      Aaa+/AAA++            240,382
    255,000      4.250%, 11/15/16 AMBAC Insured...................      Aaa+/AAA++            254,260
    270,000      4.250%, 11/15/17 AMBAC Insured...................      Aaa+/AAA++            266,735
    910,000      4.800%, 04/15/18 AMBAC Insured...................      Aaa+/AAA++            929,483
    285,000      4.500%, 11/15/18 AMBAC Insured...................      Aaa+/AAA++            285,576
  1,105,000      5.000%, 04/15/22 AMBAC Insured...................      Aaa+/AAA++          1,119,840
              Newport, Rhode Island
    250,000      4.900%, 05/15/06 FGIC Insured....................      Aaa+/AAA++            257,468
    500,000      5.000%, 05/15/07 FGIC Insured....................      Aaa+/AAA++            511,645
    150,000      6.550%, 08/15/07 MBIA Insured....................      Aaa+/AAA++            152,815
    500,000      5.100%, 05/15/08 FGIC Insured....................      Aaa+/AAA++            511,685
              Newport, Rhode Island (continued)
$ 1,000,000      4.500%, 11/01/15 AMBAC Insured...................      Aaa+/AAA+++      $  1,022,110
  1,000,000      4.750%, 11/01/18 AMBAC Insured...................      Aaa+/AAA+++         1,021,090
    800,000      5.000%, 11/01/20 AMBAC Insured...................      Aaa+/AAA+++           824,592
              North Providence, Rhode Island
    400,000      5.700%, 07/01/08 MBIA Insured....................      Aaa+/AAA++            443,424
    500,000      3.500%, 10/15/13 FSA Insured.....................      Aaa+/AAA++            478,555
    500,000      4.700%, 09/15/14 FSA Insured.....................      Aaa+/AAA++            519,440
    500,000      3.650%, 10/15/14 FSA Insured.....................      Aaa+/AAA++            477,600
    500,000      3.750%, 10/15/15 FSA Insured.....................      Aaa+/AAA++            470,865
              Pawtucket, Rhode Island
    600,000      4.300%, 09/15/09 AMBAC Insured...................      Aaa+/AAA+++           630,732
    795,000      3.500%, 04/15/10 AMBAC Insured...................      Aaa+/AAA+++           797,862
    250,000      4.400%, 09/15/10 AMBAC Insured...................      Aaa+/AAA+++           262,700
    825,000      3.500%, 04/15/11 AMBAC Insured...................      Aaa+/AAA+++           821,519
    850,000      3.625%, 04/15/12 AMBAC Insured...................      Aaa+/AAA+++           841,721
    880,000      3.750%, 04/15/13 AMBAC Insured...................      Aaa+/AAA+++           868,296
    910,000      4.000%, 04/15/14 AMBAC Insured...................      Aaa+/AAA+++           904,859
              Providence, Rhode Island
    700,000      5.500%, 01/15/11 FSA Insured.....................      Aaa+/AAA++            751,044
  1,925,000      5.200%, 04/01/11 AMBAC Insured...................      Aaa+/AAA+++         2,091,609
  1,000,000      5.000%, 01/15/16 FGIC Insured....................      Aaa+/AAA++          1,056,970
  1,000,000      5.000%, 01/15/17 FGIC Insured....................      Aaa+/AAA++          1,045,860
  1,000,000      5.000%, 01/15/18 FGIC Insured....................      Aaa+/AAA++          1,039,500
              Rhode Island Consolidated Capital
                 Development Loan
  1,000,000      5.250%, 11/01/11 Series C MBIA Insured...........      Aaa+/AAA++          1,100,560
  1,000,000      5.000%, 06/01/14 Series B FGIC Insured...........      Aaa+/AAA++          1,062,240
  1,000,000      5.000%, 09/01/14 Series A FGIC Insured...........      Aaa+/AAA++          1,051,840
  2,000,000      5.000%, 08/01/15 Series B FGIC Insured...........      Aaa+/AAA++          2,101,920
  1,500,000      4.750%, 09/01/17 Series A FGIC Insured...........      Aaa+/AAA++          1,534,200
              South Kingstown, Rhode Island
    500,000      5.500%, 06/15/12 FGIC Insured....................      Aaa+/AAA+++           552,465
              State of Rhode Island
$ 1,000,000      5.000%, 07/15/05 FGIC Insured....................      Aaa+/AAA++       $  1,034,420
  1,000,000      5.125%, 07/15/11 FGIC Insured....................      Aaa+/AAA++          1,072,710
  4,000,000      5.000%, 08/01/14 FGIC Insured....................      Aaa+/AAA++          4,254,200
  1,500,000      5.000%, 09/01/15 FGIC Insured....................      Aaa+/AAA++          1,570,110
  2,000,000      5.250%, 11/01/17 FGIC Insured....................      Aaa+/AAA++          2,150,400
  2,500,000      5.000%, 09/01/18 MBIA Insured....................      Aaa+/AAA++          2,603,100
  2,000,000      5.000%, 09/01/19 MBIA Insured....................      Aaa+/AAA++          2,075,300
  1,500,000      5.000%, 09/01/20 MBIA Insured....................      Aaa+/AAA++          1,546,245
              Warwick, Rhode Island
    665,000      4.250%, 07/15/14 AMBAC Insured...................      Aaa+/AAA++            673,120
    195,000      5.600%, 08/01/14 FSA Insured.....................      Aaa+/AAA++            210,902
    700,000      4.375%, 07/15/15 AMBAC Insured...................      Aaa+/AAA++            707,791
    770,000      4.600%, 07/15/17 AMBAC Insured...................      Aaa+/AAA++            781,873
  1,000,000      5.000%, 03/01/18 FGIC Insured....................      Aaa+/AAA++          1,043,920
    810,000      4.700%, 07/15/18 AMBAC Insured...................      Aaa+/AAA++            822,442
  1,000,000      5.000%, 01/15/19 FGIC Insured....................      Aaa+/AAA++          1,034,350
    855,000      4.750%, 07/15/19 AMBAC Insured...................      Aaa+/AAA++            862,943
    500,000      5.000%, 01/15/20 FGIC Insured....................      Aaa+/AAA++            514,320
              West Warwick, Rhode Island
    500,000      4.875%, 03/01/16 AMBAC Insured...................      Aaa+/AAA+++           519,215
    670,000      5.000%, 03/01/17 AMBAC Insured...................      Aaa+/AAA+++           694,964
    700,000      5.050%, 03/01/18 AMBAC Insured...................      Aaa+/AAA+++           728,329
    735,000      5.100%, 03/01/19 AMBAC Insured...................      Aaa+/AAA+++           765,172
              Woonsocket, Rhode Island
    385,000      5.125%, 03/01/11 MBIA Insured....................      Aaa+/AAA++            393,978
    655,000      4.450%, 12/15/12 FGIC Insured....................      Aaa+/AAA+++           680,630
    685,000      4.550%, 12/15/13 FGIC Insured....................      Aaa+/AAA+++           708,948
                                                                                         ------------
                 Total General Obligation Bonds...................                         64,316,095
                                                                                         ------------
              REVENUE BONDS (54.8%)

              DEVELOPMENT REVENUE BONDS (9.5%)
              Rhode Island Convention Center Authority
    500,000      5.000%, 05/15/07 Series 1993 B MBIA Insured......      Aaa+/AAA++            532,125
  2,000,000      5.000%, 05/15/23 Series 1993 C MBIA Insured......      Aaa+/AAA++          2,008,320
              Rhode Island Public Building Authority State
                 Public Projects
$ 1,000,000      5.250%, 02/01/09 Series 1998 A AMBAC Insured.....      Aaa+/AAA++       $  1,086,010
    500,000      5.000%, 12/15/09 Series 1999 A AMBAC Insured.....      Aaa+/AAA++            542,790
  1,000,000      5.250%, 12/15/14 Series 1998 FSA Insured.........      Aaa+/AAA++          1,070,540
    500,000      5.500%, 12/15/14 Series 1996 B MBIA Insured......      Aaa+/AAA++            541,725
    500,000      5.500%, 12/15/15 Series 1996 B MBIA Insured......      Aaa+/AAA++            541,725
              Rhode Island State Economic Development Corp.,
                 Airport Revenue
  1,000,000      5.000%, 07/01/18 Series B FSA Insured............      Aaa+/AAA++          1,030,490
              Rhode Island State Economic Development Corp.,
                 Motor Fuel Tax Revenue (Rhode Island
                 Department of Transportation)
  2,000,000      3.875%, 06/15/14 Series A AMBAC Insured..........      Aaa+/AAA++          1,968,340
  1,000,000      4.000%, 06/15/15 Series A AMBAC Insured..........      Aaa+/AAA++            981,720
              Rhode Island State Economic Development Corp.,
                 University of Rhode Island
    750,000      4.800%, 11/01/11 Series 1999 FSA Insured.........       Aaa+/NR              796,762
    750,000      4.900%, 11/01/12 Series 1999 FSA Insured.........       Aaa+/NR              794,753
    750,000      4.900%, 11/01/13 Series 1999 FSA Insured.........       Aaa+/NR              790,320
    750,000      5.000%, 11/01/14 Series 1999 FSA Insured.........       Aaa+/NR              794,610
                                                                                         ------------
                 Total Development Revenue Bonds..................                         13,480,230
                                                                                         ------------
              HIGHER EDUCATION REVENUE BONDS (28.2%)
              Providence, Rhode Island Public Building
                 Authority, School Projects
  1,395,000      4.000%, 12/15/12 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,412,954
  1,450,000      4.000%, 12/15/13 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,457,207
  1,505,000      4.000%, 12/15/14 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,496,075
  1,570,000      4.000%, 12/15/15 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,540,280
  1,630,000      4.000%, 12/15/16 Series 2003 A MBIA Insured......      Aaa+/AAA++          1,575,819
              Rhode Island Health & Education Building Corp.,
                 Brown University
  2,000,000      5.250%, 09/01/17 Series 1993 MBIA Insured........     AAA++/AAA+++         2,132,300
  1,000,000      5.000%, 09/01/23 Series 1993 MBIA Insured........      Aaa+/AAA++          1,015,360
              Rhode Island Health & Education Building Corp.,
                 Bryant College
  1,000,000      5.125%, 06/01/19 AMBAC Insured...................      Aaa+/AAA++          1,037,100
    230,000      5.000%, 12/01/21 AMBAC Insured...................      Aaa+/AAA++            235,561
              Rhode Island Health & Education Building Corp.
                 Higher Educational Facilities
$   500,000      3.500%, 09/15/13 Series 2003 B MBIA Insured......      Aaa+/AAA++     $      478,320
  1,010,000      3.625%, 09/15/14 Series 2003 B MBIA Insured......      Aaa+/AAA++            957,692
    600,000      3.625%, 09/15/14 Series 2003 C MBIA Insured......      Aaa+/AAA++            568,926
  1,050,000      4.000%, 09/15/15 Series 2003 B MBIA Insured......      Aaa+/AAA++          1,030,428
    500,000      4.000%, 09/15/15 Series 2003 C MBIA Insured......      Aaa+/AAA++            488,500
  1,040,000      4.000%, 09/15/16 Series 2003 B MBIA Insured......      Aaa+/AAA++          1,012,513
    500,000      4.000%, 09/15/16 Series 2003 C MBIA Insured......      Aaa+/AAA++            481,120
              Rhode Island Health & Education Building Corp.,
                 Johnson & Wales University
  1,360,000      4.000%, 04/01/12 Series 2003 XLCA Insured........      Aaa+/AAA++          1,376,198
  3,210,000      4.000%, 04/01/13 Series 2003 XLCA Insured........      Aaa+/AAA++          3,214,526
  2,000,000      4.000%, 04/01/14 Series 2003 XLCA Insured........      Aaa+/AAA++          1,980,800
    465,000      5.500%, 04/01/15 1999 Series A MBIA Insured......      Aaa+/AAA++            516,355
    900,000      5.500%, 04/01/16 1999 Series A MBIA Insured......      Aaa+/AAA++          1,000,413
    785,000      5.500%, 04/01/17 1999 Series A MBIA Insured......      Aaa+/AAA++            870,879
              Rhode Island Health & Education Building Corp.,
                 Rhode Island School of Design
    505,000      4.700%, 06/01/18 Series 2001 MBIA Insured........      Aaa+/AAA++            513,434
    280,000      4.750%, 06/01/19 Series 2001 MBIA Insured........      Aaa+/AAA++            283,844
              Rhode Island Health & Education Building Corp.,
                 Roger Williams University
  1,000,000      5.500%, 11/15/11 Series 1996 S AMBAC Insured.....       NR/AAA++           1,082,060
    500,000      5.125%, 11/15/11 AMBAC Insured...................      Aaa+/AAA++            539,675
  1,000,000      5.125%, 11/15/14 Series 1996 S AMBAC Insured.....      Aaa+/AAA++          1,062,610
  1,000,000      5.000%, 11/15/18 Series 1996 S AMBAC Insured.....      Aaa+/AAA++          1,029,000
              Rhode Island Health & Education Facilities
                 Authority Providence College
  1,000,000      4.250%, 11/01/14 XLCA Insured....................      Aaa+/AAA++          1,009,930
  2,500,000      4.375%, 11/01/15 XLCA Insured....................      Aaa+/AAA++          2,521,800
  2,500,000      4.500%, 11/01/16 XLCA Insured....................      Aaa+/AAA++          2,532,175
  1,000,000      4.500%, 11/01/17 XLCA Insured....................      Aaa+/AAA++          1,002,210
              Providence, Rhode Island Public Building School
                 & Public Facilities Project
  1,500,000      5.250%, 12/15/17 AMBAC Insured...................      Aaa+/AAA++          1,587,930
  1,000,000      5.250%, 12/15/19 AMBAC Insured...................      Aaa+/AAA++          1,049,530
                                                                                         ------------
                 Total Higher Education Revenue Bonds.............                         40,093,524
                                                                                         ------------

              POLLUTION CONTROL REVENUE BONDS (4.5%)
              Rhode Island Clean Water Finance Agency, Water
                 Pollution Control Bonds
$ 1,800,000      5.000%, 10/01/18 Series 2002 B MBIA Insured......      Aaa+/AAA++       $  1,865,016
  4,765,000      4.375%, 10/01/21 Series 2002 B MBIA Insured......      Aaa+/AAA++          4,516,744
                                                                                         ------------
                 Total Pollution Control Revenue Bonds............                          6,381,760
                                                                                         ------------
              WATER AND SEWER REVENUE BONDS (8.6%)
              Bristol County, Rhode Island Water Authority
    300,000      5.000%, 12/01/08 Series 1997 A MBIA Insured......      Aaa+/AAA++            317,526
    750,000      5.250%, 07/01/17 Series 1997 A MBIA Insured......      Aaa+/AAA++            795,000
              Kent County, Rhode Island Water Authority
                 Revenue Bonds
    500,000      4.000%, 07/15/12 Series 2002 A MBIA Insured......      Aaa+/AAA++            506,165
  1,055,000      4.150%, 07/15/14 Series 2002 A MBIA Insured......      Aaa+/AAA++          1,060,718
              Rhode Island Clean Water Protection
    200,000      5.300%, 10/01/07 1993 Series 1993 A
                 MBIA Insured.....................................      Aaa+/AAA++            215,680
    300,000      5.400%, 10/01/09 1993 Series 1993 A
                 MBIA Insured.....................................      Aaa+/AAA++            330,507
    500,000      4.500%, 10/01/11 1993 Series 1993 B
                 AMBAC Insured....................................      Aaa+/AAA++            519,580
              Rhode Island Clean Water Protection Finance Agency,
  1,000,000      5.125%, 10/01/11 Series 1999 C MBIA Insured......      Aaa+/AAA++          1,086,050
    500,000      4.600%, 10/01/13 Series A AMBAC Insured..........      Aaa+/AAA++            515,685
    500,000      4.750%, 10/01/14 Series A AMBAC Insured..........      Aaa+/AAA++            515,860
  1,250,000      5.400%, 10/01/15 Series A MBIA Insured...........      Aaa+/AAA++          1,382,000
  2,000,000      4.750%, 10/01/18 Series A AMBAC Insured..........      Aaa+/AAA++          2,025,760
    500,000      4.750%, 10/01/20 Series A AMBAC Insured..........      Aaa+/AAA++            503,655
              Rhode Island Water Resources Board Public
                 Drinking Water Protection Revenue Bond
  1,500,000      4.000%, 03/01/14 MBIA Insured....................      Aaa+/AAA++          1,491,630
  1,000,000      4.250%, 03/01/15 MBIA Insured....................      Aaa+/AAA++          1,005,800
                                                                                         ------------
                 Total Water and Sewer Revenue Bonds..............                         12,271,616
                                                                                         ------------
              OTHER REVENUE BONDS (4.0%)
              Rhode Island State Capital Development Loan
  1,500,000      5.400%, 08/01/08 MBIA Insured....................      Aaa+/AAA++          1,613,760
  1,135,000      5.000%, 08/01/11 MBIA Insured....................      Aaa+/AAA++          1,227,082
              State of Rhode Island Certificates of Participation,
                 Howard Center Improvements
$   400,000      5.250%, 10/01/10 MBIA Insured....................      Aaa+/AAA++       $    430,400
    200,000      5.375%, 10/01/16 MBIA Insured....................      Aaa+/AAA++            215,532
              State of Rhode Island Depositors Economic
                 Protection Corp.
    135,000      5.500%, 08/01/06 Series 1992 B MBIA Insured......      Aaa+/AAA++            144,218
    300,000      5.800%, 08/01/09 Series 1993 B MBIA Insured......      Aaa+/AAA++            337,122
    500,000      6.000%, 08/01/17 Series1992 B MBIA Insured.......      Aaa+/AAA++            517,545
  1,045,000      5.250%, 08/01/21 Series 1993 B MBIA Insured
                 (Escrowed to Maturity)...........................      Aaa+/AAA++          1,150,827
                                                                                         ------------
                 Total Other Revenue Bonds........................                          5,636,486
                                                                                         ------------
                   Total Revenue Bonds............................                         77,863,616
                                                                                         ------------
                 Total Investments (cost $139,245,629*)...   100.0%                       142,179,711
                 Other assets less liabilities............     0.0                             37,385
                                                             -----                       ------------
                 Net Assets...............................   100.0%                      $142,217,096
                                                             =====                       ============

                 *     See note 4.

                 Rating Services:

                 +     Moody's Investors Service

                 ++    Standard & Poor's

                 +++   Fitch

                 NR    Not rated by two of the three of the ratings services

                                 PORTFOLIO ABBREVIATIONS:

                 AMBAC - American Municipal Bond Assurance Corp.

                 FGIC  - Financial Guaranty Insurance Co.

                 FSA   - Financial Security Assurance

                 MBIA  - Municipal Bond Investors Assurance

                 XLCA  - XL Capital Assurance

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

ASSETS
   Investments at value (cost $139,245,629) ...............................................     $ 142,179,711
   Interest receivable ....................................................................         1,665,468
   Receivable for Fund shares sold ........................................................           270,185
   Other assets ...........................................................................             9,395
                                                                                                -------------
   Total assets ...........................................................................       144,124,759
                                                                                                -------------
LIABILITIES
   Cash overdraft .........................................................................           872,250
   Payable for Fund shares redeemed .......................................................           752,889
   Dividends payable ......................................................................           161,533
   Distribution fees payable ..............................................................            75,007
   Management fee payable .................................................................            13,981
   Accrued expenses .......................................................................            32,003
                                                                                                -------------
   Total liabilities ......................................................................         1,907,663
                                                                                                -------------
NET ASSETS ................................................................................     $ 142,217,096
                                                                                                =============
   Net Assets consist of:
   Capital Stock - Authorized 80,000,000 shares, par value $.01 per share .................     $     135,640
   Additional paid-in capital .............................................................       140,094,815
   Net unrealized appreciation on investments (note 4) ....................................         2,934,082
   Accumulated net realized loss on investments ...........................................          (813,621)
   Distributions in excess of net investment income .......................................          (133,820)
                                                                                                -------------
                                                                                                $ 142,217,096
                                                                                                =============
CLASS A
   Net Assets .............................................................................     $ 101,413,047
                                                                                                =============
   Capital shares outstanding .............................................................         9,672,213
                                                                                                =============
   Net asset value and redemption price per share .........................................     $       10.49
                                                                                                =============
   Offering price per share (100/96 of $10.49 adjusted to nearest cent) ...................     $       10.93
                                                                                                =============
CLASS C
   Net Assets .............................................................................     $  17,900,970
                                                                                                =============
   Capital shares outstanding .............................................................         1,707,457
                                                                                                =============
   Net asset value and offering price per share ...........................................     $       10.48
                                                                                                =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................     $       10.48*
                                                                                                =============
CLASS I
   Net Assets .............................................................................     $     789,875
                                                                                                =============
   Capital shares outstanding .............................................................            75,381
                                                                                                =============
   Net asset value, offering and redemption price per share ...............................     $       10.48
                                                                                                =============
CLASS Y
   Net Assets .............................................................................     $  22,113,204
                                                                                                =============
   Capital shares outstanding .............................................................         2,108,934
                                                                                                =============
   Net asset value, offering and redemption price per share ...............................     $       10.49
                                                                                                =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2004

INVESTMENT INCOME:

     Interest income.............................................                     $ 6,451,901

Expenses:

     Management fee (note 3).....................................     $   741,128
     Distribution and service fees (note 3)......................         376,930
     Trustees' fees and expenses (note 8)........................          99,959
     Transfer and shareholder servicing agent fees...............          73,617
     Fund accounting fees........................................          49,585
     Legal fees..................................................          49,043
     Shareholders' reports and proxy statements..................          36,611
     Auditing and tax fees.......................................          23,109
     Registration fees and dues..................................          11,361
     Custodian fees .............................................           7,235
     Miscellaneous...............................................          39,369
                                                                      -----------
     Total Expenses..............................................       1,507,947

     Management fee waived (note 3)..............................        (570,009)
     Expenses paid indirectly (note 6)...........................          (7,981)
                                                                      -----------
     Net expenses................................................                         929,957
                                                                                      -----------
     Net investment income.......................................                       5,521,944

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions.......        (114,233)
     Change in unrealized appreciation on investments............      (5,849,916)
                                                                      -----------
     Net realized and unrealized gain (loss) on investments......                      (5,964,149)
                                                                                      -----------
     Net change in net assets resulting from operations..........                     $  (442,205)
                                                                                      ===========

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED         YEAR ENDED
                                                                                JUNE 30, 2004      JUNE 30, 2003
                                                                                -------------      -------------
OPERATIONS:
   Net investment income .................................................      $   5,521,944      $   5,028,971
   Net realized gain (loss) from securities transactions .................           (114,233)           286,562
   Change in unrealized appreciation on investments ......................         (5,849,916)         5,341,554
                                                                                -------------      -------------
      Change in net assets from operations ...............................           (442,205)        10,657,087
                                                                                -------------      -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):
   Class A Shares:
   Net investment income .................................................         (4,139,249)        (3,889,489)

   Class C Shares:
   Net investment income .................................................           (670,058)          (607,348)

   Class I Shares:
   Net investment income .................................................            (25,311)           (16,746)

   Class Y Shares:
   Net investment income .................................................           (817,674)          (637,034)
                                                                                -------------      -------------
      Change in net assets from distributions ............................         (5,652,292)        (5,150,617)
                                                                                -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold .............................................         30,370,186         44,058,438
   Reinvested dividends and distributions ................................          3,474,377          3,417,773
   Cost of shares redeemed ...............................................        (33,567,190)       (19,044,516)
                                                                                -------------      -------------
   Change in net assets from capital share transactions ..................            277,373         28,431,695
                                                                                -------------      -------------
      Change in net assets ...............................................         (5,817,124)        33,938,165

NET ASSETS:
   Beginning of period ...................................................        148,034,220        114,096,055
                                                                                -------------      -------------
   End of period* ........................................................      $ 142,217,096      $ 148,034,220
                                                                                =============      =============

   * Includes distributions in excess of net investment income of: .......      $    (133,820)     $     (97,564)
                                                                                =============      =============

                 See accompanying notes to financial statements.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Narragansett Insured Tax-Free Income Fund (the "Fund"), a non-diversified, open-end investment company, was organized on January 22, 1992 as a Massachusetts business trust and commenced operations on September 10, 1992. The Fund is authorized to issue 80,000,000 shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges and differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

     Aquila Investment Management LLC (the "Manager"), a wholly owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund's net assets.

      Citizens Investment Advisors, a department of Citizens Bank of Rhode Island (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.23% on the Fund's average net assets.

      For the year ended June 30, 2004, the Fund incurred management fees of $741,128 of which $570,009 was voluntarily waived. Such waivers are voluntary and can be terminated in the future at the Manager's discretion. However, the Manager has indicated that it intends to continue waiving fees as necessary in order that the Fund will remain competitive.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc., ("the Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended June 30, 2004, distribution fees on Class A Shares amounted to $158,530, of which the Distributor retained $3,654.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2004 amounted to $163,558. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended June 30, 2004, amounted to $54,519. The total of these payments with respect to Class C Shares amounted to $218,077, of which the Distributor retained $34,441.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.05%) set from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended June 30, 2004, these payments were made at the average annual rate of 0.20% of such net assets amounting to $1,292 of which $323 related to the Plan and $969 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Rhode Island, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 2004, total commissions on sales of Class A Shares amounted to $372,179, of which the Distributor received $34,885.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended June 30, 2004, the Fund incurred $47,846 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal fees in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a partner of Hollyer Brady Barrett & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended June 30, 2004,  purchases of securities and proceeds
from  the  sales  of  securities   aggregated   $19,328,770   and   $12,572,360,
respectively.

      At June 30, 2004, the aggregate tax cost for all securities was $139,217,916. At June 30, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $3,960,428 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $998,633, for a net unrealized appreciation of $2,961,795.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Rhode Island, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Rhode Island and whatever effects these may have upon Rhode Island issuers' ability to meet their obligations. However, to mitigate against such risks, the Fund has chosen to have at least 80% and possibly the entire number of issues in the portfolio insured as to timely payment of principal and interest when due by nationally prominent municipal bond insurance companies. At June 30, 2004, all of the securities in the Fund were insured. While such insurance protects against credit risks with portfolio securities, it does not insure against market risk of fluctuations in the Fund's share price and income return.

      The Fund is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Rhode Island income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Rhode Island issuers are not available in the market. At June 30, 2004, the Fund had all of its net assets invested in Rhode Island municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                         YEAR ENDED                           YEAR ENDED
                                                        JUNE 30, 2004                       JUNE 30, 2003
                                                 -----------------------------        -----------------------------
                                                   SHARES            AMOUNT             SHARES            AMOUNT
                                                   ------            ------             ------            ------
CLASS A SHARES:
   Proceeds from shares sold ...............      1,501,680       $ 16,143,865         2,511,973       $ 26,990,482
   Reinvested distributions ................        237,866          2,543,682           239,993          2,564,785
   Cost of shares redeemed .................     (1,857,743)       (19,805,126)       (1,208,692)       (13,117,881)
                                                 ----------       ------------        ----------       ------------
      Net change ...........................       (118,197)        (1,117,579)        1,543,274         16,437,386
                                                 ----------       ------------        ----------       ------------
CLASS C SHARES:
   Proceeds from shares sold ...............        526,213          5,626,850           851,696          9,125,462
   Reinvested distributions ................         37,896            405,643            32,560            348,204
   Cost of shares redeemed .................       (918,377)        (9,748,834)         (312,631)        (3,355,269)
                                                 ----------       ------------        ----------       ------------
      Net change ...........................       (354,268)        (3,716,341)          571,625          6,118,397
                                                 ----------       ------------        ----------       ------------
CLASS I SHARES:
   Proceeds from shares sold ...............         33,611            362,059             4,279             45,721
   Reinvested distributions ................            655              7,014                52                560
   Cost of shares redeemed .................             --                 --               (53)              (592)
                                                 ----------       ------------        ----------       ------------
      Net change ...........................         34,266            369,073             4,278             45,689
                                                 ----------       ------------        ----------       ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............        774,201          8,237,412           741,749          7,896,773
   Reinvested distributions ................         48,312            518,038            47,085            504,224
   Cost of shares redeemed .................       (379,850)        (4,013,230)         (242,048)        (2,570,774)
                                                 ----------       ------------        ----------       ------------
      Net change ...........................        442,663          4,742,220           546,786          5,830,223
                                                 ----------       ------------        ----------       ------------
Total transactions in Fund
   shares ..................................          4,464       $    277,373         2,665,963       $ 28,431,695
                                                 ==========       ============        ==========       ============

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year ended June 30, 2004, there were eight Trustees, one of which is affiliated with the Manager and is not paid any trustee fees. Each Trustee's fee paid during the year was at the annual rate of $8,350 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accomodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended June 30, 2004, such reimbursements averaged approximately $5,204 per Trustee.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Rhode Island income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund credited distributions in excess of net investment income in the amount of $94,092 and debited additional paid-in capital in the amount of $94,092 at June 30, 2004. This adjustment had no impact on the Fund's aggregate net assests at June 30, 2004. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates.

      At June 30, 2004, the Fund had a capital loss carryover of $632,152 which expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. The Fund utilized $67,236 of capital loss carryovers from a prior year. In addition, the Fund incurred losses from November 1, 2003 through June 30, 2004 in the amount of $181,469 that will be treated as arising on July 1, 2004.

      Tax character of distributions:

                                                 Year Ended June 30,
                                                2004               2003
                                             ----------         ----------
      Net tax-exempt income                  $5,557,238         $5,052,703
      Ordinary income                            95,054             97,914
                                             ----------         ----------
                                             $5,652,292         $5,150,617
                                             ==========         ==========

      As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                           $  (813,621)
      Unrealized appreciation                                   2,961,795
                                                              -----------
                                                              $ 2,148,174
                                                              ===========

      At June 30, 2004, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums.

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CLASS A                                          CLASS C
                                --------------------------------------------------   ----------------------------------------------
                                                 YEAR ENDED JUNE 30,                             YEAR ENDED JUNE 30,
                                --------------------------------------------------   ----------------------------------------------
                                  2004        2003      2002      2001      2000      2004       2003      2002     2001     2000
                                --------    --------   -------   -------   -------   -------    -------   -------   ------   ------
Net asset value, beginning
 of period ..................   $  10.92    $  10.47   $ 10.32   $  9.91   $ 10.16   $ 10.92    $ 10.47   $ 10.32   $ 9.91   $10.16
                                --------    --------   -------   -------   -------   -------    -------   -------   ------   ------
Income (loss) from investment
 operations:
   Net investment income+  ..       0.41        0.42      0.45      0.47      0.49      0.32       0.33      0.36     0.38     0.40
   Net gain (loss) on
      securities (both
      realized and
      unrealized) ...........      (0.42)       0.47      0.16      0.44     (0.24)    (0.43)      0.47      0.16     0.43    (0.24)
                                --------    --------   -------   -------   -------   -------    -------   -------   ------   ------
   Total from investment
      operations ............      (0.01)       0.89      0.61      0.91      0.25     (0.11)      0.80      0.52     0.81     0.16
                                --------    --------   -------   -------   -------   -------    -------   -------   ------   ------
Less distributions (note 9):
   Dividends from net
     investment income ......      (0.42)      (0.44)    (0.46)    (0.50)    (0.50)    (0.33)     (0.35)    (0.37)   (0.40)   (0.41)
                                --------    --------   -------   -------   -------   -------    -------   -------   ------   ------
Net asset value, end
 of period ..................   $  10.49    $  10.92   $ 10.47   $ 10.32   $  9.91   $ 10.48    $ 10.92   $ 10.47   $10.32   $ 9.91
                                ========    ========   =======   =======   =======   =======    =======   =======   ======   ======

Total return (not
 reflecting sales charge) ...      (0.10)%      8.64%     6.07%     9.19%     2.58%    (1.04)%     7.72%     5.16%    8.27%    1.71%

Ratios/supplemental data
   Net assets, end of
      period (in thousands) .   $101,413    $106,887   $86,378   $67,669   $59,899   $17,901    $22,506   $15,606   $7,023   $4,681
   Ratio of expenses to
      average net assets ....       0.53%       0.51%     0.49%     0.41%     0.41%     1.38%      1.35%     1.34%    1.26%    1.26%
   Ratio of net investment
      income to average
      net assets ............       3.82%       3.96%     4.34%     4.65%     4.89%     2.98%      3.10%     3.46%    3.78%    4.04%
   Portfolio turnover rate ..       8.61%      11.74%     6.02%     3.08%     8.66%     8.61%     11.74%     6.02%    3.08%    8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to
      average net assets ....       0.91%       0.88%     0.88%     0.95%     0.95%     1.76%      1.72%     1.72%    1.80%    1.80%
   Ratio of net investment
      income to average
      net assets ............       3.44%       3.59%     3.95%     4.11%     4.36%     2.60%      2.73%     3.07%    3.24%    3.50%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to
      average net assets ....       0.52%       0.48%     0.46%     0.40%     0.38%     1.37%      1.33%     1.31%    1.25%    1.23%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   CLASS I                                            CLASS Y
                                --------------------------------------------   ----------------------------------------------------
                                             YEAR ENDED JUNE 30,                                YEAR ENDED JUNE 30,
                                --------------------------------------------   ----------------------------------------------------
                                 2004      2003      2002     2001     2000      2004        2003        2002       2001      2000
                                ------    ------    ------   ------   ------   -------     -------     -------     ------    ------
Net asset value, beginning
 of period .................    $10.91    $10.47    $10.32   $ 9.90   $10.15   $ 10.92     $ 10.47     $ 10.32     $ 9.91    $10.16
                                ------    ------    ------   ------   ------   -------     -------     -------     ------    ------

Income from investment
 operations:
   Net investment income+ ..      0.41      0.42      0.44     0.47     0.48      0.43        0.45        0.46       0.48      0.50
   Net gain (loss) on
      securities (both
      realized and
      unrealized) ..........     (0.42)     0.46      0.17     0.43    (0.23)    (0.43)       0.45        0.17       0.44     (0.24)
                                ------    ------    ------   ------   ------   -------     -------     -------     ------    ------
   Total from investment
      operations ...........     (0.01)     0.88      0.61     0.90     0.25        --        0.90        0.63       0.92      0.26
                                ------    ------    ------   ------   ------   -------     -------     -------     ------    ------
Less distributions (note 9):
   Dividends from net
      investment income ....     (0.42)    (0.44)    (0.46)   (0.48)   (0.50)    (0.43)      (0.45)      (0.48)     (0.51)    (0.51)
                                ------    ------    ------   ------   ------   -------     -------     -------     ------    ------
Net asset value, end of
 period ....................    $10.48    $10.91    $10.47   $10.32   $ 9.90   $ 10.49     $ 10.92     $ 10.47     $10.32    $ 9.91
                                ======    ======    ======   ======   ======   =======     =======     =======     ======    ======
Total return (not reflecting
 sales charge) .............     (0.12)%    8.52%     6.05%    9.29%    2.56%     0.03%       8.80%       6.22%      9.35%     2.73%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .......    $  790    $  449    $  386   $   93   $   75   $22,113     $18,193     $11,726     $3,332    $2,277
   Ratio of expenses to
      average net assets ...      0.53%     0.52%     0.50%    0.41%    0.43%     0.38%       0.36%       0.34%      0.26%     0.26%
   Ratio of net investment
      income to average net
      assets ...............      3.82%     3.95%     4.32%    4.65%    4.87%     3.97%       4.10%       4.47%      4.79%     5.07%
   Portfolio turnover rate .      8.61%    11.74%     6.02%    3.08%    8.66%     8.61%      11.74%       6.02%      3.08%     8.66%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to
      average net assets ...      0.91%     0.89%     0.89%    0.96%    0.97%     0.76%       0.73%       0.73%      0.80%     0.79%
   Ratio of net investment
      income to average
      net assets ...........      3.44%     3.58%     3.93%    4.10%    4.34%     3.59%       3.73%       4.08%      4.24%     4.54%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to
      average net assets ...      0.52%     0.49%     0.48%    0.41%    0.40%     0.37%       0.33%       0.31%      0.26%     0.23%

----------
+ Per share amounts have been calculated using the monthly average shares method.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                       NUMBER OF
                        POSITIONS                                                     PORTFOLIOS     OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND      HELD BY TRUSTEE
NAME,                   FUND AND         PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF        OCCUPATION(S)                                 OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)       DURING PAST 5 YEARS                          BY TRUSTEE     INDICATED OTHERWISE.)
-----------------       ----------       -------------------                          ----------     ---------------------
INTERESTED TRUSTEES(4)

Lacy B. Herrmann        Founder and      Founder, Chief Executive Officer and            11(5)       Director or trustee,
New York, NY            Chairman of      Chairman of the Board, Aquila                               Pimco Advisors VIT,
(05/12/29)              the Board        Management Corporation, the sponsoring                      Oppenheimer Quest
                        of Trustees      organization and parent of the Manager                      Value Funds Group,
                        since 1992       or Administrator and/or Adviser or                          Oppenheimer Small Cap
                                         Sub-Adviser to each fund of the                             Value Fund,
                                         Aquila(SM) Group of Funds,(6) Chairman                      Oppenheimer Midcap
                                         and Chief Executive Officer of the                          Fund, and Oppenheimer
                                         Manager or Administrator and/or                             Rochester Group of
                                         Adviser or Sub-Adviser to each since                        Funds.
                                         2004, and Founder, Chairman of the
                                         Board of Trustees, Trustee and
                                         (currently or until 1998) President of
                                         each since its establishment,
                                         beginning in 1984, except Chairman of
                                         the Board of Trustees of Hawaiian
                                         Tax-Free Trust, Pacific Capital Cash
                                         Assets Trust, Pacific Capital Tax-Free
                                         Cash Assets Trust and Pacific Capital
                                         U.S. Government Securities Cash Assets
                                         Trust through 2003; Director of the
                                         Distributor since 1981 and formerly
                                         Vice President or Secretary,
                                         1981-1998; Trustee Emeritus, Brown
                                         University and the Hopkins School;
                                         active in university, school and
                                         charitable organizations.

David A. Duffy          Trustee          Chairman, Rhode Island Convention                1          Citizens Bank of Rhode
North Kingstown, RI     since 1995       Center Authority since 2003; retired                        Island since 1999.
(08/07/39)                               Founder, formerly President, Duffy &
                                         Shanley, Inc., a marketing
                                         communications firm, 1973-2003;
                                         Transition Chairman for Gov. Donald
                                         Carcieri (R.I.); past National
                                         Chairman, National Conference for
                                         Community and Justice (NCCJ);
                                         Chairman, Providence College
                                         President's Council; officer or
                                         director of numerous civic and
                                         non-profit organizations.

John J. Partridge       Trustee          Founding Partner, Partridge, Snow &              1          None
Providence, RI          since 2002       Hahn, LLP, a law firm, Providence,
(05/05/40)                               Rhode Island, since 1988; director of
                                         various educational, civic and
                                         charitable organizations, including
                                         Greater Providence Chamber of Commerce
                                         and Memorial Hospital of Rhode Island.

                                                                                       NUMBER OF
                        POSITIONS                                                     PORTFOLIOS     OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND      HELD BY TRUSTEE
NAME,                   FUND AND         PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF        OCCUPATION(S)                                 OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)       DURING PAST 5 YEARS                          BY TRUSTEE     INDICATED OTHERWISE.)
-----------------       ----------       -------------------                          ----------     ---------------------
NON-INTERESTED TRUSTEES

Vernon R. Alden         Trustee          Retired; former director or trustee of           1          Sonesta International
Boston, MA              since 1992       various Fortune 500 companies,                              Hotels Corporation.
(04/07/23)                               including Colgate-Palmolive and McGraw
                                         Hill; formerly President of Ohio
                                         University and Associate Dean of the
                                         Harvard University Graduate School of
                                         Business Administration; member of
                                         several Japan-related advisory
                                         councils, including Chairman of the
                                         Japan Society of Boston; trustee of
                                         various cultural, educational and
                                         civic organizations.

Paul Y. Clinton         Trustee          Principal, Clinton Management                    1(5)       Director or trustee Pimco
Osterville, MA          since 1996       Associates, a financial and venture                         Advisors VIT, Oppenheimer
and Naples, FL                           capital consulting firm.                                    Quest Value Funds Group,
(02/14/31)                                                                                           Oppenheimer Small Cap Value
                                                                                                     Fund, Oppenheimer Midcap
                                                                                                     Fund, and Oppenheimer
                                                                                                     Rochester Group of Funds.

William J. Nightingale  Trustee          Retired; formerly Chairman, founder              2          Ring's End, Inc.
Rowayton, CT            since 1992       (1975) and Senior Advisor until 2000
(09/16/29)                               of Nightingale & Associates, L.L.C., a
                                         general management consulting firm
                                         focusing on interim management,
                                         divestitures, turnaround of troubled
                                         companies, corporate restructuring and
                                         financial advisory services.

Cornelius T. Ryan       Trustee          Founder and General Partner, Oxford              2(5)       Director of Neuberger &
Westport, CT and        since 2002       Ventures Partners, a group of                               Berman Equity Funds.
Sun Valley, ID                           investment venture capital
(11/14/31)                               partnerships, since 1981 and Founder
                                         and General Partner, Oxford Bioscience
                                         Partners, a group of venture capital
                                         partnerships focused on life sciences,
                                         genomics, healthcare information
                                         technology and medical devices, since
                                         1991.

J. William Weeks        Trustee since    Retired; limited partner and investor            2          None
Palm Beach, FL          1995             in various real estate partnerships
(06/22/27)                               since 1988; formerly Senior Vice
                                         President or Vice President of the
                                         Aquila Bond Funds; and Vice President
                                         of the Distributor.

                                                                                       NUMBER OF
                        POSITIONS                                                     PORTFOLIOS     OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND      HELD BY TRUSTEE
NAME,                   FUND AND         PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF        OCCUPATION(S)                                 OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)       DURING PAST 5 YEARS                          BY TRUSTEE     INDICATED OTHERWISE.)
-----------------       ----------       ---------------------------------------      ----------     ---------------------
OFFICERS

Diana P. Herrmann       President        Vice Chair of Aquila Management                  6          None
New York, NY            since 1998       Corporation, Founder of the Aquila(SM)
(02/25/58)              and Vice         Group of Funds and parent of Aquila
                        Chair since      Investment Management LLC, Manager,
                        2003             since 2004, President and Chief
                                         Operating Officer since 1997, a
                                         Director since 1984, Secretary since
                                         1986 and previously its Executive Vice
                                         President, Senior Vice President or
                                         Vice President, 1986-1997; Vice Chair
                                         since 2004 and President, Chief
                                         Operating Officer and Manager of the
                                         Manager since 2003; Vice Chair,
                                         President, Executive Vice President or
                                         Senior Vice President of funds in the
                                         Aquila(SM) Group of Funds since 1986;
                                         Director of the Distributor since
                                         1997; trustee, Reserve Money-Market
                                         Funds, 1999-2000 and Reserve Private
                                         Equity Series, 1998-2000; Governor,
                                         Investment Company Institute and head
                                         of its Small Funds Committee since
                                         2004; active in charitable and
                                         volunteer organizations.

Charles E. Childs, III  Executive Vice   Executive Vice President of all funds           N/A         N/A
New York, NY            President        in the Aquila(SM) Group of Funds and the
(04/01/57)              since 2003;      Manager since 2003; Senior Vice
                                         President, corporate development,
                                         formerly Vice President, Assistant
                                         Vice President and Associate of the
                                         Manager's parent since 1987; Senior
                                         Vice President, Vice President or
                                         Assistant Vice President of the Aquila
                                         Money-Market Funds, 1988-2003.

Stephen J. Caridi       Senior Vice      Vice President of the Distributor               N/A         N/A
New York, NY            President        since 1995; Vice President, Hawaiian
(05/06/61)              since 1998       Tax-Free Trust since 1998; Senior Vice
                                         President, Narragansett Insured
                                         Tax-Free Income Fund since 1998, Vice
                                         President 1996-1997; Senior Vice
                                         President, Tax-Free Fund of Colorado
                                         since 2004; Assistant Vice President,
                                         Tax-Free Fund For Utah since 1993.

                                                                                       NUMBER OF
                        POSITIONS                                                     PORTFOLIOS     OTHER DIRECTORSHIPS
                        HELD WITH                                                       IN FUND      HELD BY TRUSTEE
NAME,                   FUND AND         PRINCIPAL                                      COMPLEX      (THE POSITION HELD IS
ADDRESS(2)              LENGTH OF        OCCUPATION(S)                                 OVERSEEN      A DIRECTORSHIP UNLESS
AND DATE OF BIRTH       SERVICE(3)       DURING PAST 5 YEARS                          BY TRUSTEE     INDICATED OTHERWISE.)
-----------------       ----------       ----------------------------------------     ----------     ---------------------
Joseph P. DiMaggio      Chief Financial  Chief Financial Officer of the                  N/A         N/A
New York, NY            Officer since    Aquila(SM) Group of Funds since 2003 and
(11/06/56)              2003 and         Treasurer since 2000; Controller, Van
                        Treasurer        Eck Global Funds, 1993-2000.
                        since 2000

Edward M. W. Hines      Secretary        Partner, Hollyer Brady Barrett & Hines          N/A         N/A
New York, NY            since 1992       LLP, legal counsel to the Fund, since
(12/16/39)                               1989; Secretary of the Aquila(SM) Group
                                         of Funds.

Robert W. Anderson      Chief            Chief Compliance Officer since 2004,            N/A         N/A
New York, NY            Compliance       Compliance Officer of the Manager or
(08/23/40)              Officer since    its predecessor and current parent
                        2004 and         since 1998 and Assistant Secretary of
                        Assistant        the Aquila(SM) Group of Funds since
                        Secretary        2000; Consultant, The Wadsworth Group,
                        since 2000       1995-1998.

John M. Herndon         Assistant        Assistant Secretary of the Aquila(SM)           N/A         N/A
New York, NY            Secretary        Group of Funds since 1995 and Vice
(12/17/39)              since 1995       President of the three Aquila
                                         Money-Market Funds since 1990; Vice
                                         President of the Manager or its
                                         predecessor and current parent since
                                         1990.

Lori A. Vindigni        Assistant        Assistant Treasurer of the Aquila(SM)           N/A         N/A
New York, NY            Treasurer        Group of Funds since 2000; Assistant
(11/02/66)              since 2000       Vice President of the Manager or its
                                         predecessor and current parent since
                                         1998; Fund Accountant for the Aquila(SM)
                                         Group of Funds, 1995-1998.

-----------
(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Narragansett Insured Tax-Free Income Fund, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann is an interested person of the Fund, as that term is defined in the 1940 Act, as an officer of the Fund, as a director, officer and shareholder of the Manager and as a shareholder and director of the Distributor. Mr. Duffy is an interested person as a director of the Sub-Adviser. Mr. Partridge is an interested person of the Fund as a partner of the law firm that performs legal services for the Sub-Adviser.

(5) Does not include Funds that are currently inactive.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds are called the "Aquila(SM) Group of Funds."

PRIVACY NOTICE (UNAUDITED)

                    NARRAGANSETT INSURED TAX-FREE INCOME FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(SM) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio of securities of your fund twice a year in the semi-annual and annual reports you receive. You should know, however, that we prepare, and have available, portfolio listings at the end of each quarter.

      Whenever you may be interested in seeing a listing of your trust's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

      For the fiscal year ended June 30, 2004, $5,557,238 of dividends paid by Narragansett Insured Tax-Free Income Fund, constituting 98.32% of total dividends paid during the fiscal year ended June 30, 2004, were exempt-interest dividends and the balance was ordinary dividend income.

      Prior to January 31, 2004, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2003 calendar year.

      Prior to January 31, 2005, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2004 calendar year.

PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

FOUNDER
   AQUILA MANAGEMENT CORPORATION

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   CITIZENS INVESTMENT ADVISORS,
   A DEPARTMENT OF CITIZENS BANK
   OF RHODE ISLAND
   One Citizens Plaza
   Providence, Rhode Island 02903

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Vernon R. Alden
   Paul Y. Clinton
   David A. Duffy
   William J. Nightingale
   John J. Partridge
   Cornelius T. Ryan
   J. William Weeks

OFFICERS
   Diana P. Herrmann, Vice Chair and President
   Stephen J. Caridi, Senior Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of June 30, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $15,400 in 2004 and $14,950 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $7,875 and $7,767 in 2004 and 2003, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice Chair and President
September 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice Chair and President
September 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2004